Prepayment and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepayment and Other Current Assets
Prepayment and Other Current Assets

4. Prepayment and Other Current Assets

The following is a summary of prepayment and other current assets:

	As of December 31,
	2022	2023
	RMB	RMB
Loan receivables, net	65,937	79,729
Prepayments for services	25,711	30,214
Interest receivable	14,814	20,938
Prepaid rental and other deposits	6,738	18,013
Deductible VAT	5,362	10,524
Prepayments to inventory suppliers	5,945	6,329
Others	2,382	6,027
Total	126,889	171,774